Contingent Liabilities, Commitments, Claims and Liens (Details) ₪ in Thousands, $ in Thousands					12 Months Ended
	Jul. 27, 2022 USD ($)	Dec. 02, 2021 USD ($)	Nov. 13, 2019 USD ($)	Apr. 11, 2017 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Contingent Liabilities, Commitments, Claims and Liens [Abstract]
Milestone payments, description					(i) $25 upon the successful completion of preclinical trials (which milestone was met in November 2016; this milestone was paid in cash in March 2017); (ii) $75 upon the successful completion of a Phase I/IIa trial; and (iii) $75 upon the earlier of generating net revenues of at least $200 from the commercialization of the technology or the approval of the U.S. Food and Drug Administration or the European Medicines Agency, of a drug based on the licensed assets. In each case, and subject to the Company’s discretion, the respective milestone payments are payable in cash or equity based on a price per ordinary share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets. The patent expiration dates of any patents maturing from this application would likely be 2029.
Annual investment					$ 350
Additional milestone amount			$ 75
Installment amount				$ 122
Estimated amount	$ 370	$ 1,385		$ 776
Capital purchase					340,000
Capital warrant					$ 2,750	₪ 10,000,000